Note 17 - Common Shares, Preference Shares and Dividends (Details)													12 Months Ended
	Mar. 04, 2016 $ / shares	Dec. 31, 2015 $ / shares shares	Dec. 29, 2015 shares	Nov. 24, 2015 USD ($) shares	Oct. 05, 2015 USD ($) shares	Aug. 04, 2014 USD ($)	Jul. 15, 2014 $ / shares	May. 15, 2014 $ / shares	Mar. 06, 2014 $ / shares	Mar. 04, 2014 USD ($) $ / shares shares	Dec. 06, 2013	Oct. 17, 2013 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares	Oct. 24, 2014 $ / shares	Jul. 14, 2014 $ / shares	Jun. 14, 2014 $ / shares	May. 14, 2014 $ / shares
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures													2,214,549	150,338	1
Stock Issued During Period, Shares, Issued for Services													3,849,982	383,675	1
Stock Issued During Period, Shares, Other													3,849,982	517
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars) | $														$ 2,500,000
Number of Preference Shares					2
Gain (Loss) on Extinguishment of Liabilities (in Dollars) | $				$ 10
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		$ 0.00001					$ 0.50	$ 5.00	$ 0.10			$ 0.01	$ 0.00001	$ 0.00001		$ 0.01	$ 0.01	$ 0.01	$ 0.10
Cancelled Paid-up Share Capital per Share (in Dollars per share) | $ / shares																$ 0.49		$ 4.99
Subsequent Event [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	300
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.00001
Cancelled Paid-up Share Capital per Share (in Dollars per share) | $ / shares	$ 0.00999
Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A. [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions													1,231,356
Acquisition of VAG and VPP [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions													2,273,546	90,032	4
Warrant [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues														2,983	1
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars) | $						$ 7,745,000
Hanover [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services															1
Stock Issued During Period, Shares, New Issues														2,563
Convertible Debt [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		6,398,082,230											6,398,082,230
Preferred Class A [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars) | $														$ 35,052,000
Preferred Stock, Dividend Rate, Percentage										10.75%
Preferred Stock, Conversion Price Per Share (in Dollars per share) | $ / shares										$ 7,500,000
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars) | $										$ 2,500
Convertible Preferred Stock, Shares Issued upon Conversion										103,832
Preferred Stock, Redemption Price per Share plus Accrued and Unpaid Didvidends (in Dollars per share) | $ / shares										$ 10,000
Preferred Stock, Redemption Price Per Share (in Dollars per share) | $ / shares										$ 10,000
Shares, Issued		1,235											1,235
Preferred Class A [Member] | Ironridge Global IV Ltd [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues										2,750
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars) | $										$ 25,000,000
Stock Issued During Period, Value, New Issues (in Dollars) | $										$ 25,000
Convertible Preferred Stock, Shares Issued upon Conversion										750
Series A-1 Preference Shares [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				2,725
Preferred Stock, Dividend Rate, Percentage				8.00%
Preference Shares, Numbers					7,000
Preference Shares, Fair Value (in Dollars) | $					$ 10,000,000
Preference Shares, Voting Right, Percent of Then Outstanding Common Stock													2.00%
Perference Shares, Face Value (in Dollars) | $													$ 10,000
Preference Shares, Conversion Price (in Dollars per share) | $ / shares													$ 300
Shares, Issued		2,827											2,827
Shares, Outstanding					2,827
Share Price (in Dollars per share) | $ / shares		$ 10,000											$ 10,000
Dividends (in Dollars) | $													$ 235,000
Series A-1 Preference Shares [Member] | Network 1Financial Securities Inc., Adam Pasholk, and Damon Testaverde [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				101
Series A-1 Preference Shares [Member] | Maximum [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Percentage of Ownership, Common Stock, Per Preference Shares Holder (in Dollars) | $													0.0499
Series B Preference Shares [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				22,586
Stock Issued During Period, Shares, New Issues			1
Preference Shares, Numbers					100,000
Preference Shares, Fair Value (in Dollars) | $					$ 1,000,000
Perference Shares, Face Value (in Dollars) | $													$ 1,000
Preference Shares, Conversion Price (in Dollars per share) | $ / shares													$ 300
Shares, Issued		35,317											35,317
Shares, Outstanding		35,317											35,317
Series B Preference Shares [Member] | Maximum [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Preference Shares, Voting Right, Percent of Then Outstanding Common Stock													34.00%
Percentage of Ownership, Common Stock, Per Preference Shares Holder (in Dollars) | $													$ 0.0499
Series B Preference Shares [Member] | Employees, Directors, Officers and Consultants [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services		12,731
Coal Acquisition [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued															2
Dominion Capital LLC [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services														1
Stock Issued During Period, Shares, Other														468
Loans Payable [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Other														1,556
Loans Payable [Member] | Good Faith [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued													11,525,582
Loans Payable [Member] | Tiger Equity Partners LTD [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued														296,087
Loans Payable [Member] | New Coal Holding LLC [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues														1
Reverse Stock Split [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio							50	50	10		3	15
Reverse Stock Split [Member] | Subsequent Event [Member]
Note 17 - Common Shares, Preference Shares and Dividends (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	300